RIL

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

Corporate Bonds - 30.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.1%
Marriott International, Inc., Series KK	4.900%	04/15/29	$ 3,000,000	$ 3,004,678

Consumer Staples - 2.8%
Walgreens Boots Alliance, Inc.	3.200%	04/15/30	5,000,000	4,004,447

Energy - 3.4%
CNX Resources Corporation, 144A	6.000%	01/15/29	5,000,000	4,958,516

Financials – 15.0%
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,324,650
CNG Holdings, Inc., 144A	14.500%	06/30/26	2,492,000	2,118,168
First Maryland Capital I (TSFR3M + 126.16) (a)	5.918%	01/15/27	2,000,000	1,938,720
GitSit Solutions, LLC, 144A (b)(c)(d)	8.000%	11/15/29	3,500,000	3,500,000
Markel Group, Inc. (H15T5Y + 566.2, effective 06/01/25) (a)(e)	6.000%	12/31/99	5,000,000	4,991,891
NCP SNIP (c)(d)	13.500%	12/31/25	1,800,000	1,774,051
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	1,914,000
Truist Financial Corporation (TSFR3M + 93.161) (a)	6.050%	05/15/27	2,000,000	1,970,000
				21,531,480
Industrials - 2.1%
Reese Farms Development, LLC, 144A (c)(d)	8.500%	07/15/29	3,000,000	3,002,751

Materials - 1.4%
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	1,994,119

Technology - 3.7%
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,366,448

Total Corporate Bonds (Cost $45,240,674)				$ 43,862,439

Convertible Bonds - 57.6%	Coupon	Maturity	Par Value	Value
Communications - 12.0%
Airbnb, Inc.	0.000%	03/15/26	$ 6,000,000	$ 5,583,000
Spotify USA, Inc.	0.000%	03/15/26	6,000,000	6,035,516

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Convertible Bonds - 57.6% (Continued)	Coupon	Maturity	Par Value	Value
Communications - 12.0% (Continued)
TripAdvisor, Inc.	0.250%	04/01/26	$ 6,000,000	$ 5,607,968
				17,226,484
Consumer Discretionary - 18.3%
Chegg, Inc.	0.125%	03/15/25	3,000,000	2,872,500
Chegg, Inc.	0.000%	09/01/26	3,000,000	2,265,000
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,565,657
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,262,192
Ford Motor Company	0.000%	03/15/26	5,000,000	4,875,000
Guess, Inc.	3.750%	04/15/28	5,000,000	5,040,000
Patrick Industries, Inc.	1.750%	12/01/28	4,000,000	5,534,000
				26,414,349
Consumer Staples - 3.5%
Spectrum Brands, Inc., 144A	3.375%	06/01/29	5,000,000	5,051,597

Financials - 2.3%
Prospect Capital Corporation	6.375%	03/01/25	3,272,000	3,251,714

Industrials - 7.4%
Lyft, Inc., 144A	0.625%	03/01/29	6,000,000	5,808,000
Winnebago Industries, Inc., 144A	3.250%	01/15/30	5,000,000	4,812,500
				10,620,500
Technology - 14.1%
Bentley Systems, Inc.	0.125%	01/15/26	5,000,000	4,922,500
Bentley Systems, Inc.	0.375%	07/01/27	1,000,000	907,000
Envestnet, Inc.	0.750%	08/15/25	5,500,000	5,425,750
John Bean Technologies Corporation	0.250%	05/15/26	5,000,000	4,788,000
Xerox Holdings Corporation, 144A	3.750%	03/15/30	6,000,000	4,281,000
				20,324,250

Total Convertible Bonds (Cost $83,302,398)				$ 82,888,894

Bank Debt - 2.3%	Coupon	Maturity	Par Value	Value
Financials - 2.3%
NCP SPV Texas, L.P. Revolving Loan (Prime +187) (a)(c)(d) (Cost $3,319,558)	9.870%	09/19/26	$ 3,319,558	$ 3,273,931

Common Stocks - 4.6%			Shares	Value
Financials - 1.5%
Capital One Financial Corporation			9,904	$ 1,612,272

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Common Stocks - 4.6% (Continued)	Shares	Value
Financials - 1.5% (Continued) Lincoln National Corporation	15,673	$ 544,637
		2,156,909
Materials - 3.1%
Natural Resource Partners, L.P.	48,000	4,549,920

Total Common Stocks (Cost $5,240,351)		$ 6,706,829

Money Market Funds - 6.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.75% (f) (Cost $9,866,499)	9,866,499	$ 9,866,499

Total Investments at Value - 101.8% (Cost $146,969,480)		$ 146,598,592

Liabilities in Excess of Other Assets - (1.8%)		(2,630,425)

Net Assets - 100.0%		$ 143,968,167

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $35,446,532 as of October 31, 2024, representing 24.6% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	When-issued security.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2024 was $11,550,733, representing 8.0% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $11,550,733 as of October 31, 2024, representing 8.0% of net assets.
(e)	Security has a perpetual maturity.
(f)	The rate shown is the 7-day effective yield as of October 31, 2024.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

Corporate Bonds - 86.0%	Coupon	Maturity	Par Value	Value
Communications - 4.8%
Discovery Communications, LLC	3.950%	06/15/25	$ 6,851,000	$ 6,799,008
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	3,976,792
VeriSign, Inc.	4.750%	07/15/27	6,000,000	5,954,135
				16,729,935
Consumer Discretionary - 10.3%
LKQ Corporation	5.750%	06/15/28	11,000,000	11,218,383
Magna International, Inc.	5.050%	03/14/29	5,000,000	5,045,487
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	11,355,001
Polaris, Inc.	6.950%	03/15/29	8,000,000	8,440,304
				36,059,175
Consumer Staples - 6.3%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,192,801
Kroger Company (The)	2.650%	10/15/26	5,098,000	4,905,698
Walgreens Boots Alliance, Inc.	3.800%	11/18/24	4,900,000	4,889,608
Walgreens Boots Alliance, Inc.	3.450%	06/01/26	4,000,000	3,846,949
				21,835,056
Financials - 25.8%
American Express Company	2.250%	03/04/25	5,500,000	5,451,411
Bank of America Corporation (a)	4.375%	12/31/99	5,500,000	5,297,610
Bank OZK (TSFR3M + 209, effective 10/01/26) (b)	2.750%	10/01/31	12,250,000	9,861,250
Charles Schwab Corporation (The) (a)	5.375%	12/31/99	5,000,000	4,974,474
CNG Holdings, Inc., 144A	14.500%	06/30/26	4,969,000	4,223,586
First Maryland Capital I (TSFR3M + 126.16) (b)	5.918%	01/15/27	5,000,000	4,846,800
Loews Corporation	3.750%	04/01/26	6,000,000	5,928,389
Markel Group, Inc. (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/99	12,000,000	11,980,539
Morgan Stanley, Series I (SOFR + 166.9, effective 07/17/25) (b)	4.679%	07/17/26	8,000,000	7,975,194
MSCI, Inc., 144A	4.000%	11/15/29	9,000,000	8,529,621
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,642,468
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (b)	3.125%	06/30/31	5,800,000	5,046,000
Truist Financial Corporation (TSFR3M + 93.16) (b)	6.050%	05/15/27	5,788,000	5,701,180
Zions Bancorporation	3.250%	10/29/29	5,000,000	4,402,202
				89,860,724
Health Care - 6.2%
Danaher Corporation	2.200%	11/15/24	858,000	856,962

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 86.0% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 6.2% (Continued)
Edwards Lifesciences Corporation	4.300%	06/15/28	$ 5,000,000	$ 4,912,006
Humana, Inc.	3.950%	03/15/27	4,500,000	4,403,264
McKesson Corporation	0.900%	12/03/25	6,065,000	5,831,385
Zimmer Biomet Holdings, Inc.	1.450%	11/22/24	5,500,000	5,487,582
				21,491,199
Industrials - 17.4%
HEICO Corporation	5.250%	08/01/28	10,900,000	11,068,837
Jacobs Energy Group, Inc.	6.350%	08/18/28	9,000,000	9,391,815
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	11,240,200
Raytheon Technology Corporation	3.950%	08/16/25	5,000,000	4,970,564
Reese Farms Development, LLC, 144A (c)(d)	8.500%	07/15/29	5,000,000	5,004,585
Textron, Inc.	3.900%	09/17/29	7,000,000	6,689,367
Timken Company (The)	4.500%	12/15/28	12,433,000	12,125,851
				60,491,219
Materials - 7.7%
Ball Corporation	6.000%	06/15/29	7,000,000	7,108,633
Kennametal, Inc.	4.625%	06/15/28	3,600,000	3,548,261
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,855,738
Steel Dynamics, Inc.	2.800%	12/15/24	11,271,000	11,237,855
				26,750,487
Technology - 7.5%
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	4,981,900
Hewlett Packard Enterprise Company	4.900%	10/15/25	5,231,000	5,231,493
Keysight Technologies, Inc.	4.600%	04/06/27	3,614,000	3,613,266
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,366,448
Western Digital Corporation	4.750%	02/15/26	7,000,000	6,918,118
				26,111,225

Total Corporate Bonds (Cost $301,521,247)				$ 299,329,020

U.S. Treasury Obligations - 7.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 7.0%
U.S. Treasury Notes	4.500%	05/15/27	$12,000,000	$ 12,100,781
U.S. Treasury Notes	4.625%	04/30/29	12,000,000	12,225,469
Total U.S. Treasury Obligations (Cost $24,058,307)				$ 24,326,250

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 2.4%	Coupon	Maturity	Par Value	Value
Financials - 2.4%
NCP SPV Texas, L.P. Revolving Loan (Prime +187) (a)(c)(d) (Cost $8,298,895)	9.870%	09/19/26	$ 8,298,895	$ 8,184,827

Common Stocks - 1.9%			Shares	Value
Materials - 1.9%
Natural Resource Partners, L.P. (Cost $6,196,936)			69,000	$ 6,540,510

Money Market Funds - 1.7%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.75% (e) (Cost $5,947,104)			5,947,104	$ 5,947,104

Total Investments at Value - 99.0% (Cost $346,022,489)				$ 344,327,711

Other Assets in Excess of Liabilities - 1.0%				3,608,547

Net Assets - 100.0%				$ 347,936,258

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $34,043,992 as of October 31, 2024, representing 9.8% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
SOFR -	Secured Overnight Financing Rate.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Security has a perpetual maturity.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2024 was $18,831,880, representing 5.4% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $18,831,880 as of October 31, 2024, representing 5.4% of net assets.
(e)	The rate shown is the 7-day effective yield as of October 31, 2024.